Details of Significant Accounts - Current financial assets at amortized cost, narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Financial assets profit or loss pledged	$ 0
Percentage of financial assets at amortized cost denominated in reporting currency	100.00%
Financial assets at amortised cost pledged to others	$ 0
Credit risk
Disclosure of financial liabilities [line items]
Accounts receivable	$ 36,000	$ 46,473